UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-ALPHA STRATEGY FUND January 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.64%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	7,703,884	$120,412
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	11,102,184	122,235
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	4,755,128	59,582
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,001,530	59,881
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(d)	4,551,272	60,714
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	4,742,486	119,605
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	4,763,335	59,875

Total Investments in Underlying Funds (cost $674,202,622)		602,304

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $990,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $998,663; proceeds: $978,816 (cost $978,815)	$979	979

Total Investments in Securities 99.80% (cost $675,181,437)		603,283

Other Assets in Excess of Liabilities 0.20%		1,198

Net Assets 100.00%		$604,481

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 98.34%

COMMON STOCKS 97.25%

Advertising Agencies 1.11%

Omnicom Group, Inc.	850,000	$30,005

Aerospace 2.14%

Curtiss-Wright Corp.	300,000	9,168
General Dynamics Corp.	223,519	14,942
Kaman Corp.	133,604	3,325
United Technologies Corp.	449,400	30,326

Total		57,761

Air Transportation 0.21%

Bristow Group, Inc.*	155,000	5,534

Asset Management & Custodian 0.37%

State Street Corp.	232,400	9,965

Auto Parts 1.60%

Autoliv, Inc. (Sweden)(a)	250,000	10,703
WABCO Holdings, Inc.	1,250,000	32,312

Total		43,015

Automobiles 2.44%

Ford Motor Co.*	4,600,000	49,864
Honda Motor Co., Ltd. ADR	470,000	15,938

Total		65,802

Back Office Support, Human Resources, and Consulting 1.05%

Accenture plc Class A (Ireland)(a)	693,000	28,406

Banks: Diversified 7.01%

Bank of America Corp.	1,885,000	28,614
City National Corp.	585,000	28,893
Commerce Bancshares, Inc.	536,214	21,224
Cullen/Frost Bankers, Inc.	675,000	34,641
KeyCorp	3,875,000	27,823
SunTrust Banks, Inc.	925,000	22,505
TCF Financial Corp.	233,281	3,415
Wells Fargo & Co.	510,000	14,499
Zions Bancorp	375,000	7,114

Total		188,728

Biotechnology 3.65%

Amgen, Inc.*	1,275,000	74,562
Onyx Pharmaceuticals, Inc.*	822,400	23,652

Total		98,214

Building Materials 0.48%

Quanex Building Products Corp.	658,900	10,595
Trex Co., Inc.*	148,000	2,282

Total		12,877

Casinos & Gambling 0.26%

International Game Technology	380,900	6,986

Chemical: Diversified 0.29%

Celanese Corp. Series A	270,800	7,880

Computer Services, Software & Systems 6.35%

Adobe Systems, Inc.*	1,100,000	35,530
Autodesk, Inc.*	600,000	14,274
Intuit, Inc.*	915,000	27,093
McAfee, Inc.*	441,809	16,656
Microsoft Corp.	1,525,000	42,975
VeriFone Holdings, Inc.*	1,935,000	34,424

Total		170,952

Computer Technology 2.40%

EMC Corp.*	715,000	11,919
Hewlett-Packard Co.	1,120,000	52,718

Total		64,637

Diversified Financial Services 6.72%

Capital One Financial Corp.	1,000,216	36,868
Goldman Sachs Group, Inc. (The)	118,800	17,668
JPMorgan Chase & Co.	885,000	34,462
Lazard Ltd. Class A	1,186,200	45,716
Morgan Stanley	935,000	25,039
Raymond James Financial, Inc.	842,226	21,317

Total		181,070

Diversified Manufacturing Operations 2.81%

Eaton Corp.	702,000	42,991
Honeywell International, Inc.	565,300	21,843
ITT Corp.	225,500	10,894

Total		75,728

Diversified Materials & Processing 0.22%

Hexcel Corp.*	535,400	5,889

Diversified Retail 0.21%

Nordstrom, Inc.	160,088	5,529

Engineering & Contracting Services 0.53%

Jacobs Engineering Group, Inc.*	380,000	14,360

Financial Data & Systems 0.75%

MasterCard, Inc. Class A	81,000	20,242

Foods 0.76%

J.M. Smucker Co. (The)	341,800	20,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2010

Investments	Shares	Value (000)
Gas Pipeline 2.38%

El Paso Corp.	3,960,000	$40,194
EQT Corp.	545,000	23,991

Total		64,185

Gold 1.91%

Barrick Gold Corp. (Canada)(a)	1,476,000	51,394

Healthcare Facilities 1.46%

DaVita, Inc.*	657,352	39,283

Healthcare Management Services 2.38%

CIGNA Corp.	837,100	28,269
Humana, Inc.*	735,235	35,747

Total		64,016

Healthcare Services 1.11%

McKesson Corp.	510,000	29,998

Hotel/Motel 2.17%

Marriott International, Inc. Class A	996,500	26,138
Starwood Hotels & Resorts Worldwide, Inc.	750,982	25,023
Wynn Resorts Ltd.	116,751	7,225

Total		58,386

Household Equipment/Products 0.82%

Fortune Brands, Inc.	535,000	22,240

Insurance: Multi-Line 1.86%

Berkshire Hathaway, Inc. Class B*	528,400	40,386
Markel Corp.*	29,640	9,633

Total		50,019

Leisure Time 0.52%

Carnival Corp. Unit*	420,000	13,999

Luxury Items 0.41%

Fossil, Inc.*	338,641	11,057

Machinery: Industrial 1.01%

EnPro Industries, Inc.*	444,647	10,827
Kennametal, Inc.	670,000	16,402

Total		27,229

Medical & Dental Instruments & Supplies 4.35%

C.R. Bard, Inc.	221,000	18,319
Cooper Cos., Inc. (The)	645,000	22,781
Patterson Cos., Inc.*	1,000,000	28,560
Stryker Corp.	585,300	30,389
Zimmer Holdings, Inc.*	305,900	17,228

Total		117,277

Medical Equipment 1.96%

Thermo Fisher Scientific, Inc.*	522,300	24,104
Varian Medical Systems, Inc.*	569,120	28,621

Total		52,725

Medical Services 0.49%

PAREXEL International Corp.*	678,100	13,114

Metal Fabricating 1.30%

Reliance Steel & Aluminum Co.	859,100	35,000

Metals & Minerals: Diversified 0.29%

Agnico-Eagle Mines Ltd. (Canada)(a)	155,608	7,885

Miscellaneous: Consumer Staples 0.62%

Diageo plc ADR	248,300	16,683

Oil: Crude Producers 5.23%

Apache Corp.	163,900	16,188
EnCana Corp. (Canada)(a)	780,000	23,860
Noble Energy, Inc.	295,000	21,812
Southwestern Energy Co.*	489,100	20,973
XTO Energy, Inc.	1,300,000	57,941

Total		140,774

Oil: Integrated 5.22%

Chevron Corp.	208,600	15,044
Exxon Mobil Corp.	964,800	62,162
Weatherford International Ltd. (Switzerland)*(a)	780,000	12,231
Williams Cos., Inc. (The)	2,450,000	51,058

Total		140,495

Oil Well Equipment & Services 4.26%

Halliburton Co.	1,285,000	37,535
Helmerich & Payne, Inc.	286,000	11,963
Schlumberger Ltd.	382,100	24,248
Smith International, Inc.	578,300	17,534
Superior Energy Services, Inc.*	1,020,000	23,430

Total		114,710

Pharmaceuticals 6.30%

Abbott Laboratories	1,145,675	60,652
AmerisourceBergen Corp.	1,259,277	34,328
Warner Chilcott plc Class A (Ireland)*(a)	1,714,400	46,855
Watson Pharmaceuticals, Inc.*	721,696	27,691

Total		169,526

Railroads 1.52%

Canadian National Railway Co. (Canada)(a)	185,000	9,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND January 31, 2010

Investments	Shares	Value (000)
Railroads (continued)

Kansas City Southern*	1,065,547	$31,647

Total		40,884

Restaurants 0.10%

CKE Restaurants, Inc.	325,000	2,717

Scientific Instruments: Control & Filter 2.35%

Parker Hannifin Corp.	532,638	29,780
Robbins & Myers, Inc.	1,165,000	25,886
Roper Industries, Inc.	153,420	7,683

Total		63,349

Scientific Instruments: Electrical 0.09%

AMETEK, Inc.	70,000	2,551

Securities Brokerage & Services 0.54%

Charles Schwab Corp. (The)	800,000	14,632

Semiconductors & Components 1.20%

Micron Technology, Inc.*	2,525,000	22,018
Xilinx, Inc.	442,375	10,431

Total		32,449

Specialty Retail 1.53%

American Eagle Outfitters, Inc.	1,010,000	16,049
Children’s Place Retail Stores, Inc. (The)*	300,190	9,546
Lowe’s Cos., Inc.	720,300	15,594

Total		41,189

Steel 1.17%

Nucor Corp.	382,700	15,614
United States Steel Corp.	360,000	15,995

Total		31,609

Textiles Apparel & Shoes 1.06%

Guess?, Inc.	113,282	4,498
NIKE, Inc. Class B	270,000	17,213
Timberland Co. (The) Class A*	400,000	6,880

Total		28,591

Truckers 0.26%

Heartland Express, Inc.	501,291	6,963

Total Common Stocks (cost $2,352,399,476)		2,619,041

PREFERRED STOCK 1.09%

Banks: Diversified

Bank of America Corp.* (cost $29,142,600)	1,942,840	29,337

Total Long-Term Investments (cost $2,381,542,076)		2,648,378

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.26%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $34,230,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $34,529,513; proceeds: $33,848,031 (cost $33,848,002)	$33,848	33,848

Total Investments in Securities 99.60% (cost $2,415,390,078)		2,682,226

Other Assets in Excess of Liabilities 0.40%		10,790

Net Assets 100.00%		$2,693,016

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.72%

COMMON STOCKS 92.99%

Australia 3.84%

Chemicals 1.22%

Incitec Pivot Ltd.	3,685,085	$10,986

Metals & Mining 0.18%

Lihir Gold Ltd.	681,475	1,670

Multi-Line Retail 0.94%

Myer Holdings Ltd.*	2,986,955	8,456

Oil, Gas & Consumable Fuels 1.50%

Oil Search Ltd.	1,070,446	4,981
Santos Ltd.	732,001	8,535

		13,516

Total Australia		34,628

Austria 1.12%

Real Estate Management & Development

Immoeast AG*	2,077,746	10,112

Brazil 2.84%

Household Durables 1.70%

Agra Empreendimentos Imobiliarios SA	4,922,400	13,187
Gafisa SA	170,000	2,198

		15,385

Oil, Gas & Consumable Fuels 0.60%

Petroleo Brasileiro SA ADR	149,300	5,387

Water Utilities 0.54%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR	143,900	4,900

Total Brazil		25,672

Canada 0.72%

Metals & Mining

First Quantum Minerals Ltd.	89,100	6,462

China 1.04%

Internet Software & Services 0.75%

Sohu.com, Inc.*	134,000	6,747

Metals & Mining 0.29%

China Zhongwang Holdings Ltd.*	2,936,000	2,609

Total China		9,356

Finland 0.63%

Machinery

Metso OYJ	167,318	5,672

France 7.55%

Automobiles 1.48%

Renault SA*	280,639	13,331

Construction & Engineering 1.49%

Vinci SA	250,484	13,478

Diversified Telecommunication Services 0.67%

France Telecom SA	263,387	6,071

Food & Staples Retailing 1.07%

Carrefour SA	196,359	9,621

Insurance 0.78%

AXA SA	338,391	7,038

Multi-Line Retail 0.80%

PPR	58,911	7,225

Oil, Gas & Consumable Fuels 0.49%

TOTAL SA ADR	77,700	4,475

Pharmaceuticals 0.77%

Sanofi-Aventis SA	67,167	4,991
Sanofi-Aventis SA ADR	52,400	1,929

		6,920

Total France		68,159

Germany 9.20%

Automobiles 0.76%

Daimler AG	148,800	6,817

Chemicals 1.06%

Lanxess AG	251,397	9,580

Construction Materials 1.01%

HeidelbergCement AG	150,743	9,148

Diversified Telecommunication Services 0.96%

Deutsche Telekom AG Registered Shares	669,291	8,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
Germany (continued)

Electric Utilities 0.73%

E. On AG	177,724	$6,570

Household Products 1.20%

Henkel KGaA	246,763	10,806

Industrial Conglomerates 1.02%

Siemens AG Registered Shares	101,701	9,170

Machinery 1.50%

GEA Group AG	460,558	9,451
MAN SE	61,303	4,127

		13,578

Metals & Mining 0.96%

ThyssenKrupp AG	271,679	8,660

Total Germany		83,012

Greece 1.38%

Beverages 0.57%

Coca Cola Hellenic Bottling Co. SA	224,805	5,174

Commercial Banks 0.47%

National Bank of Greece SA*	191,725	4,256

Electric Utilities 0.34%

Public Power Corp. SA*	161,838	3,040

Total Greece		12,470

Hong Kong 0.77%

Chemicals

Huabao International Holdings Ltd.	6,786,000	6,905

Indonesia 2.01%

Diversified Telecommunication Services 1.30%

PT Telekomunikasi Indonesia Tbk	11,677,867	11,678

Oil, Gas & Consumable Fuels 0.71%

PT Bumi Resources Tbk	24,271,000	6,425

Total Indonesia		18,103

Ireland 1.23%

Airlines 0.67%

Ryanair Holdings plc*	1,294,856	6,011

Insurance 0.56%

Irish Life & Permanent Group Holdings plc*	1,172,914	5,045

Total Ireland		11,056

Israel 1.65%

Pharmaceuticals

Teva Pharmaceutical Industries Ltd. ADR	263,250	14,932

Italy 2.00%

Commercial Banks 1.02%

Intesa Sanpaolo SpA*	1,047,919	4,035
UniCredit SpA*	1,837,236	5,146

		9,181

Multi-Utilities 0.98%

A2A SpA	4,646,186	8,858

Total Italy		18,039

Japan 17.62%

Auto Components 1.32%

Bridgestone Corp.	741,100	11,880

Automobiles 1.00%

Nissan Motor Co., Ltd.*	1,110,400	9,054

Chemicals 1.14%

Asahi Kasei Corp.	2,061,000	10,275

Commercial Banks 1.37%

Bank of Yokohama Ltd. (The)	2,611,000	12,380

Consumer Finance 1.11%

ORIX Corp.	132,530	9,984

Electronic Equipment, Instruments & Components 1.16%

Nippon Electric Glass Co., Ltd.	741,000	10,475

Household Durables 1.37%

Sony Corp.	371,800	12,398

Machinery 0.80%

NSK Ltd.	997,000	7,257

Marine 0.65%

Mitsui OSK Lines Ltd.	944,000	5,919

Media 0.64%

Fuji Media Holdings, Inc.	3,860	5,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Pharmaceuticals 0.75%

Shionogi & Co., Ltd.	327,200	$6,757

Real Estate Investment Trusts 1.38%

Japan Prime Realty Investment Corp.	3,692	7,097
Nippon Commercial Investment Corp.	3,709	5,321

		12,418

Tobacco 1.11%

Japan Tobacco, Inc.	2,756	9,984

Trading Companies & Distributors 2.72%

Mitsui & Co., Ltd.	829,500	12,241
Sumitomo Corp.	1,089,500	12,299

		24,540

Wireless Telecommunication Services 1.10%

KDDI Corp.	1,876	9,903

Total Japan		159,031

Luxembourg 0.96%

Metals & Mining

ArcelorMittal	218,504	8,630

Mexico 1.03%

Construction & Engineering 0.53%

Empresas ICA SAB de CV*	1,975,500	4,826

Household Durables 0.50%

Desarrolladora Homex SA de CV ADR*	146,700	4,496

Total Mexico		9,322

Netherlands 1.60%

Diversified Financial Services

ING Groep NV CVA*	1,519,654	14,462

Norway 2.04%

Commercial Banks 1.79%

DnB NOR ASA*	1,409,800	16,102

Metals & Mining 0.25%

Norsk Hydro ASA*	308,200	2,264

Total Norway		18,366

Poland 0.96%

Electric Utilities

Polska Grupa Energetyczna SA*	1,069,066	8,639

Singapore 1.36%

Commercial Banks

DBS Group Holdings Ltd.	1,211,100	12,298

South Africa 0.14%

Metals & Mining

AngloGold Ashanti Ltd. ADR	36,200	1,292

South Korea 3.81%

Diversified Telecommunication Services 0.89%

KT Corp.	187,150	8,023

Electronic Equipment, Instruments & Components 1.28%

LG Display Co., Ltd.	354,390	11,561

Internet Software & Services 0.49%

NHN Corp.*	29,650	4,415

Semiconductors & Semiconductor Equipment 1.15%

Samsung Electronics Co., Ltd.	15,343	10,354

Total South Korea		34,353

Spain 0.53%

Commercial Banks

Banco Santander SA	338,120	4,829

Sweden 0.47%

Commercial Banks

Swedbank AB Class A*	485,709	4,256

Switzerland 8.36%

Biotechnology 1.37%

Actelion Ltd. Registered Shares*	233,000	12,367

Capital Markets 0.45%

Credit Suisse Group AG Registered Shares	91,816	4,029

Energy Equipment & Services 1.58%

Transocean Ltd.*	168,100	14,245

Food Products 1.63%

Nestle SA Registered Shares	308,104	14,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
Switzerland (continued)

Healthcare Equipment & Supplies 0.75%

Synthes, Inc.	53,150	$6,800

Insurance 0.90%

Zurich Financial Services AG	38,038	8,162

Pharmaceuticals 1.68%

Roche Holding Ltd. AG	89,933	15,134

Total Switzerland		75,406

Thailand 0.77%

Commercial Banks

Bangkok Bank Public Co., Ltd.	2,062,000	6,988

Turkey 0.50%

Automobiles

Ford Otomotiv Sanayi AS	633,000	4,483

United Kingdom 16.86%

Aerospace & Defense 1.34%

BAE Systems plc	2,137,618	12,062

Commercial Banks 1.85%

Barclays plc	1,052,705	4,552
Barclays plc ADR	129,850	2,222
HSBC Holdings plc	625,860	6,776
HSBC Holdings plc ADR	58,900	3,152

		16,702

Food & Staples Retailing 1.03%

Tesco plc	1,372,037	9,333

Industrial Conglomerates 1.05%

Tomkins plc	3,123,475	9,437

Insurance 1.52%

Aviva plc	1,153,727	7,165
Prudential plc	712,448	6,583

		13,748

Internet & Catalog Retail 0.76%

Home Retail Group plc	1,665,900	6,817

Media 0.84%

Reed Elsevier plc	949,420	7,588

Metals & Mining 0.72%

Anglo American plc*	174,968	6,494

Multi-Utilities 0.78%

National Grid plc	693,805	6,998

Oil, Gas & Consumable Fuels 2.03%

Tullow Oil plc	992,482	18,324

Specialty Retail 0.79%

DSG International plc*	14,174,545	7,144

Tobacco 2.78%

British American Tobacco plc	376,815	12,471
Imperial Tobacco Group plc	390,054	12,632

		25,103

Wireless Telecommunication Services 1.37%

Vodafone Group plc	5,758,519	12,385

Total United Kingdom		152,135

Total Common Stocks (cost $774,949,519)		839,068

PREFERRED STOCKS 1.73%

Brazil 0.46%

Electric Utilities

Companhia de Transmissao de Energia Eletrica Paulista	165,053	4,155

Germany 1.27%

Healthcare Equipment & Supplies

Fresenius SE	167,740	11,442

Total Preferred Stocks (cost $13,459,466)		15,597

Total Long-Term Investments (cost $788,408,985)		854,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND January 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.96%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $36,120,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $36,436,050; proceeds: $35,720,461 (cost $35,720,431)	$35,721	$35,721

Total Investments in Securities 98.68% (cost $824,129,416)		890,386

Cash, Foreign Cash and Other Assets in Excess of Liabilities 1.32%(a)		11,914

Net Assets 100.00%		$902,300

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized Depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at January 31, 2010:
Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Barclays Bank plc	2/24/2010	14,500,000	$13,113,075	$12,797,894	$(315,181)
Australian dollar	Buy	Goldman Sachs Capital	3/22/2010	12,050,000	10,576,285	10,605,714	29,429
Brazilian real	Sell	Morgan Stanley Capital	2/24/2010	10,350,000	5,944,859	5,469,400	475,459
euro dollar	Buy	UBS AG	3/22/2010	20,350,000	29,106,605	28,211,943	(894,662)
Israeli new shekel	Sell	Goldman Sachs Capital	2/24/2010	38,646,500	10,148,232	10,352,576	(204,344)
Japanese yen	Buy	UBS AG	2/16/2010	2,955,000,000	32,893,638	32,738,410	(155,228)
South Korean won	Sell	Barclays Bank plc	2/24/2010	10,675,000,000	9,242,424	9,182,824	59,600
South African rand	Sell	UBS AG	2/24/2010	37,900,000	4,917,225	4,950,262	(33,037)

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,037,964)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.74%

COMMON STOCKS 95.53%

Australia 10.19%

Banks: Regional 5.68%

Australia & New Zealand Banking Group Ltd.	279,044	$5,364
Bank of Queensland Ltd.	237,335	2,310
Bendigo and Adelaide Bank Ltd.	697,968	6,070
National Australia Bank Ltd.	202,518	4,724

		18,468

Food 1.22%

Goodman Fielder Ltd.	2,869,835	3,961

Insurance 0.95%

QBE Insurance Group Ltd.	152,564	3,093

Real Estate Investment Trusts 0.66%

GPT Group	4,251,764	2,144

Retail 0.71%

Wesfarmers Ltd.	94,110	2,290

Utilities 0.97%

DUET Group	1,974,719	3,153

Total Australia		33,109

Austria 2.78%

Insurance 0.49%

Vienna Insurance Group	33,107	1,594

Steel 0.75%

Voestalpine AG	68,600	2,424

Transportation: Miscellaneous 1.54%

Oesterreichische Post AG	184,505	5,011

Total Austria		9,029

Brazil 2.03%

Real Estate Investment Trusts 0.99%

Agra Empreendimentos Imobiliarios SA	1,199,800	3,214

Utilities 1.04%

Companhia de Saneamento Basico do Estado de Sao Paulo ADR	99,400	3,385

Total Brazil		6,599

Canada 6.03%

Oil 3.04%

Baytex Energy Trust Unit	204,731	5,841
Daylight Resources Trust Unit	417,000	4,040

		9,881

Oil: Crude Producers 0.97%

Penn West Energy Trust Unit	192,030	3,155

Oil: Integrated Domestic 0.74%

Enerplus Resources Fund Unit	113,220	2,410

Telecommunications 1.28%

Bell Aliant Regional Communications Income Fund Unit	169,802	4,142

Total Canada		19,588

China 0.33%

Metal Fabricating

China Zhongwang Holdings Ltd.*	1,224,400	1,088

Czech Republic 1.94%

Financial Services 0.61%

Komercni Banka AS	9,745	1,967

Telecommunications 0.83%

Telefonica O2 Czech Republic AS	114,033	2,699

Utilities: Electrical 0.50%

CEZ AS	33,547	1,633

Total Czech Republic		6,299

Finland 1.52%

Drugs

Orion OYJ Class B	225,038	4,933

France 11.35%

Banks: Money Center 0.48%

BNP Paribas SA	21,480	1,553

Conglomerates 0.48%

Vivendi SA	59,900	1,566

Construction/Homebuilding 1.41%

Vinci SA	85,196	4,584

Drugs 1.34%

Sanofi-Aventis SA	58,543	4,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
France (continued)

Electric: Power 1.07%

Schneider Electric SA	33,506	$3,486

Insurance 0.68%

AXA SA	106,614	2,217

Metal Fabricating 0.95%

Vallourec SA	17,812	3,087

Office Furniture & Business Equipment 0.80%

Neopost SA	32,598	2,605

Oil: Integrated International 1.33%

TOTAL SA ADR	75,000	4,319

Publishing 1.07%

PagesJaunes Groupe	321,865	3,487

Retail: Specialty 1.25%

PPR	33,063	4,055

Telephone-Long Distance 0.49%

France Telecom SA	69,520	1,602

Total France		36,912

Germany 4.83%

Business Services 0.66%

Deutsche Post AG Registered Shares	122,057	2,139

Chemicals 1.02%

BASF SE	57,721	3,299

Electric: Power 0.71%

E. On AG	62,719	2,318

Machinery: Industrial/Specialty 0.49%

MAN SE	23,816	1,604

Manufacturing 0.75%

ThyssenKrupp AG	76,563	2,441

Telecommunications 1.20%

Deutsche Telekom AG Registered Shares	301,467	3,911

Total Germany		15,712

Greece 0.67%

Gaming

OPAP SA	99,493	2,189

Hong Kong 1.43%

Diversified 0.48%

Shanghai Industrial Holdings Ltd.	334,000	1,559

Telecommunications Equipment 0.95%

VTech Holdings Ltd.	312,000	3,092

Total Hong Kong		4,651

Indonesia 1.84%

Coal 0.37%

PT Bumi Resources Tbk	4,595,000	1,216

Telecommunications 1.47%

PT Telekomunikasi Indonesia Tbk ADR	120,700	4,780

Total Indonesia		5,996

Israel 1.41%

Telecommunications

Partner Communications Co., Ltd. ADR	220,400	4,571

Italy 6.66%

Broadcasting 1.68%

Mediaset SpA	713,695	5,452

Electric: Power 3.77%

A2A SpA	3,412,248	6,505
ACEA SpA	534,116	5,750

		12,255

Oil: Integrated International 1.21%

Eni SpA ADR	84,500	3,931

Total Italy		21,638

Japan 7.91%

Auto Parts: Original Equipment 0.73%

Nissan Motor Co., Ltd.*	290,200	2,366

Miscellaneous 1.31%

Sumitomo Corp.	378,200	4,269

Office Supplies 1.60%

Canon, Inc.	132,800	5,201

Real Estate Investment Trusts 2.33%

Japan Prime Realty Investment Corp.	1,204	2,314
MID REIT, Inc.	1,520	3,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Nippon Commercial Investment Corp.	1,313	$1,884

		7,566

Telecommunications 0.91%

NTT DoCoMo, Inc.	1,980	2,968

Toys 1.03%

Nintendo Co., Ltd.	12,000	3,357

Total Japan		25,727

Netherlands 2.30%

Construction/Homebuilding 1.47%

Koninklijke BAM Groep NV	482,142	4,765

Oil: Integrated International 0.83%

Royal Dutch Shell plc ADR	48,700	2,698

Total Netherlands		7,463

New Zealand 1.32%

Construction/Homebuilding

Fletcher Building Ltd.	770,095	4,291

Portugal 1.70%

Electric: Power 0.73%

EDP - Energias de Portugal SA	596,999	2,376

Telecommunications 0.97%

Portugal Telecom SGPS SA Registered Shares	302,479	3,145

Total Portugal		5,521

Singapore 1.79%

Banks: Money Center 1.23%

DBS Group Holdings Ltd.	392,975	3,991

Real Estate Investment Trusts 0.56%

CapitaRetail China Trust	2,125,000	1,813

Total Singapore		5,804

South Africa 1.77%

Steel

Kumba Iron Ore Ltd.	135,228	5,764

South Korea 0.71%

Financial Services

Daishin Securities Co., Ltd.	175,540	2,304

Spain 2.48%

Banks: Money Center 1.60%

Banco Santander SA ADR	369,500	5,203

Oil: Integrated International 0.88%

Repsol YPF SA	120,930	2,875

Total Spain		8,078

Sweden 0.50%

Construction/Homebuilding

Skanska AB Class B	104,577	1,629

Switzerland 0.93%

Insurance

Zurich Financial Services AG	14,077	3,021

Thailand 0.85%

Financial Services

Tisco Financial Group Public Co., Ltd.	4,161,100	2,758

Turkey 3.86%

Automotive 1.47%

Ford Otomotiv Sanayi AS	676,026	4,788

Oil 1.46%

Tupras Turkiye Petrol Rafinerileri AS	227,745	4,755

Telecommunications 0.93%

Turk Telekomunikasyon AS	865,840	3,008

Total Turkey		12,551

United Kingdom 14.32%

Aerospace & Defense 0.64%

BAE Systems plc	370,353	2,090

Banks: Money Center 1.77%

HSBC Holdings plc	530,063	5,739

Drugs 2.43%

AstraZeneca plc	101,296	4,715
GlaxoSmithKline plc	163,900	3,187

		7,902

Electric: Power 0.74%

National Grid plc	239,290	2,414

Environmental Services 1.14%

Imperial Tobacco Group plc	114,739	3,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Household Equipment/Products 1.25%

Unilever plc	132,969	$4,060

Insurance 1.76%

Aviva plc	519,055	3,223
Prudential plc	271,666	2,510

		5,733

Oil: Integrated International 1.03%

BP plc	354,933	3,330

Retail: Specialty 1.00%

Home Retail Group plc	792,060	3,241

Telecommunications 1.27%

Vodafone Group plc	1,920,310	4,130

Tobacco 1.29%

British American Tobacco plc	126,734	4,195

Total United Kingdom		46,550

United States 2.08%

Tobacco 0.60%

Altria Group, Inc.	98,300	1,952

Transportation 1.48%

Nordic American Tanker Shipping Ltd.	162,600	4,825

Total United States		6,777

Total Common Stocks (cost $284,183,535)		310,552

	Principal Amount (000)
CONVERTIBLE BOND 0.21%

Luxembourg

Steel

ArcelorMittal at 5.00%, due 5/15/2014 (cost $475,000)	$475	694

Total Long-Term Investments (cost $284,658,535)		311,246

		Value (000)
SHORT-TERM INVESTMENT 7.17%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $23,570,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $23,776,238; proceeds: $23,307,200 (cost $23,307,181)	23,307	$23,307

Total Investments in Securities 102.91% (cost $307,965,716)		334,553

Liabilities in Excess of Foreign Cash and Other Assets (2.91%)(a)		(9,465)

Net Assets 100.00%		$325,088

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND January 31, 2010

Open Forward Foreign Currency Exchange Contracts at January 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Goldman Sachs Capital	4/22/2010	8,645,000	$7,795,196	$7,583,006	$(212,190)
British pound	Sell	UBS AG	4/22/2010	4,235,000	6,890,430	6,765,811	124,619

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(87,571)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.01%

COMMON STOCKS 91.99%

Australia 4.55%

Chemicals 1.24%

Incitec Pivot Ltd.	1,265,319	$3,772

Metals & Mining 1.14%

Lihir Gold Ltd.	604,228	1,481
MacArthur Coal Ltd.	237,855	1,988
Southern Australian Coal Ltd.	115,607	10

		3,479

Multi-Line Retail 0.41%

Myer Holdings Ltd.*	441,922	1,251

Multi-Utilities 1.07%

DUET Group	2,031,988	3,245

Oil, Gas & Consumable Fuels 0.69%

Centennial Coal Co., Ltd.	644,992	2,083

Total Australia		13,830

Austria 1.12%

Hotels, Restaurants & Leisure

bwin Interactive Entertainment AG*	55,752	3,404

Brazil 1.54%

Household Durables 1.30%

Agra Empreendimentos Imobiliarios SA	1,469,508	3,937

Textiles, Apparel & Luxury Goods 0.24%

Restoque Comercio e Confeccoes de Roupas SA	226,605	745

Total Brazil		4,682

Canada 1.17%

Metals & Mining

Equinox Minerals Ltd.*	1,091,900	3,544

China 1.42%

Food Products 0.48%

Zhongpin, Inc.*	120,512	1,470

Internet Software & Services 0.94%

Sohu.com, Inc.*	56,793	2,860

Total China		4,330

Egypt 1.37%

Automobiles 0.55%

Ghabbour Auto*	331,890	1,686

Capital Markets 0.82%

EFG-Hermes Holding SAE	444,308	2,481

Total Egypt		4,167

France 2.31%

Computers & Peripherals 0.58%

Gemalto NV*	43,752	1,751

Distributors 0.48%

CFAO SA*	36,651	1,474

Media 1.25%

Ipsos SA	65,291	2,057
Publicis Groupe	42,385	1,750

		3,807

Total France		7,032

Germany 8.61%

Chemicals 1.44%

Symrise GmbH & Co. AG	196,220	4,387

Electrical Equipment 0.75%

Tognum AG	131,117	2,296

Industrial Conglomerates 1.73%

Rheinmetall AG	82,000	5,253

Life Sciences Tools & Services 1.38%

Gerresheimer AG	127,772	4,190

Machinery 0.44%

MAN SE	19,838	1,336

Textiles, Apparel & Luxury Goods 1.04%

Adidas AG	61,535	3,149

Trading Companies & Distributors 1.21%

Kloeckner & Co. SE*	154,161	3,666

Transportation Infrastructure 0.62%

Hamburger Hafen und Logistik AG	51,086	1,901

Total Germany		26,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
Greece 1.29%

Hotels, Restaurants & Leisure 0.80%

Intralot SA-Integrated Lottery Systems & Services	548,227	$2,432

Specialty Retail 0.49%

Jumbo SA	142,459	1,501

Total Greece		3,933

Hong Kong 4.82%

Auto Components 1.15%

Minth Group Ltd.	2,760,000	3,494

Communications Equipment 0.90%

VTech Holdings Ltd.	275,000	2,726

Hotels, Restaurants & Leisure 2.03%

REXLot Holdings Ltd.	51,550,000	6,175

Textiles, Apparel & Luxury Goods 0.74%

Daphne International Holdings Ltd.	2,954,000	2,245

Total Hong Kong		14,640

Indonesia 1.44%

Real Estate Management & Development

PT Bakrieland Development Tbk*	82,065,000	2,282
PT Ciputra Development Tbk*	28,829,944	2,097

Total Indonesia		4,379

Ireland 1.38%

Beverages 0.84%

C&C Group plc	626,058	2,535

Healthcare Providers & Services 0.54%

United Drug plc	539,413	1,645

Total Ireland		4,180

Italy 7.90%

Aerospace & Defense 0.46%

Finmeccanica SpA	100,200	1,396

Beverages 1.28%

Davide Campari-Milano SpA	385,287	3,873

Capital Markets 1.47%

Azimut Holding SpA	360,646	4,478

Electric Utilities 1.29%

Terna-Rete Elettrica Nationale SpA	973,220	3,933

Food Products 1.24%

Parmalat SpA	1,495,437	3,763

Multi-Utilities 1.11%

Hera SpA	1,448,768	3,375

Transportation Infrastructure 1.05%

Ansaldo STS SpA	163,242	3,175

Total Italy		23,993

Japan 20.91%

Chemicals 3.82%

JSR Corp.	200,200	3,955
Nifco, Inc.	157,300	3,438
Sumitomo Chemical Co., Ltd.	395,000	1,781
ZEON Corp.	494,000	2,441

		11,615

Communications Equipment 1.03%

Hitachi Kokusai Electric, Inc.	342,000	3,122

Containers & Packaging 1.28%

FP Corp.	80,700	3,889

Diversified Consumer Services 1.12%

Benesse Corp.	81,000	3,410

Electronic Equipment, Instruments & Components 2.70%

IBIDEN Co., Ltd.	91,000	3,125
Nippon Electric Glass Co., Ltd.	359,000	5,075

		8,200

Healthcare Equipment & Supplies 0.97%

Hogy Medical Co., Ltd.	60,500	2,956

Healthcare Providers & Services 1.01%

Medipal Holdings Corp.	244,100	3,067

Hotels, Restaurants & Leisure 0.59%

Pacific Golf Group International Holdings KK	2,526	1,791

Household Durables 1.36%

Makita Corp.	123,600	4,135

Machinery 1.28%

Sumitomo Heavy Industries Ltd.*	758,000	3,896

Multi-Line Retail 0.78%

Isetan Mitsukoshi Holdings Ltd.	250,008	2,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Pharmaceuticals 1.21%

Rohto Pharmaceutical Co., Ltd.	127,000	$1,546
Shionogi & Co., Ltd.	102,800	2,123

		3,669

Real Estate Investment Trusts 0.89%

Japan Prime Realty Investment Corp.	639	1,228
United Urban Investment Corp.	282	1,478

		2,706

Semiconductors & Semiconductor Equipment 0.52%

Axell Corp.	43,100	1,569

Specialty Retail 1.89%

K’s Holdings Corp.	102,500	3,268
Nitori Co., Ltd.	32,850	2,489

		5,757

Wireless Telecommunication Services 0.46%

Okinawa Cellular Telephone Co.	763	1,413

Total Japan		63,552

Kazakhstan 1.21%

Oil, Gas & Consumable Fuels

KazMunaiGas Exploration Production GDR	144,500	3,670

Mexico 1.18%

Construction & Engineering

Empresas ICA SAB de CV*	1,465,694	3,580

Netherlands 0.51%

Electrical Equipment

Draka Holding NV*	91,084	1,554

Philippines 1.99%

Commercial Banks 0.99%

Metropolitan Bank & Trust Co.	3,330,800	3,008

Real Estate Management & Development 1.00%

Megaworld Corp.	117,914,000	3,043

Total Philippines		6,051

Spain 4.84%

Commercial Services & Supplies 1.31%

Prosegur Compania de Seguridad SA Registered Shares	87,690	3,984

Electric Utilities 0.71%

Red Electrica Corporacion SA	43,088	2,167

Food Products 2.82%

Ebro Puleva SA	236,475	4,708
Viscofan SA	147,850	3,858

		8,566

Total Spain		14,717

Sweden 0.65%

Food & Staples Retailing

Axfood AB	68,390	1,985

Switzerland 2.33%

Capital Markets 1.12%

EFG International AG	235,531	3,408

Hotels, Restaurants & Leisure 0.85%

Orascom Development Holding AG EDR*	745,640	2,571

Life Sciences Tools & Services 0.36%

Lonza Group AG Registered Shares	15,390	1,098

Total Switzerland		7,077

Taiwan 0.51%

Diversified Financial Services

iShares MSCI Taiwan Index Fund ETF	127,648	1,541

Thailand 1.97%

Commercial Banks 0.80%

Bangkok Bank Public Co., Ltd.	720,074	2,440

Consumer Finance 1.17%

Tisco Financial Group Public Co., Ltd.	5,341,100	3,540

Total Thailand		5,980

United Kingdom 16.97%

Aerospace & Defense 1.38%

Cobham plc	1,126,046	4,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Airlines 1.55%

easyJet plc*	752,542	$4,708

Beverages 1.21%

Britvic plc	547,089	3,683

Capital Markets 1.25%

Schroders plc	191,070	3,806

Commercial Services & Supplies 1.12%

Babcock International Group plc	379,339	3,405

Electrical Equipment 0.30%

Ceres Power Holdings plc*	371,701	905

Healthcare Providers & Services 0.51%

Southern Cross Healthcare Ltd.*	637,945	1,555

Hotels, Restaurants & Leisure 3.17%

PartyGaming plc*	766,505	3,442
Sportingbet plc	2,836,748	3,106
TUI Travel plc	744,390	3,090

		9,638

Household Durables 1.02%

Bellway plc	261,799	3,105

Industrial Conglomerates 1.44%

Tomkins plc	1,446,813	4,371

Oil, Gas & Consumable Fuels 2.57%

Dana Petroleum plc*	93,671	1,563
Dragon Oil plc*	585,802	3,792
Premier Oil plc*	147,894	2,459

		7,814

Professional Services 1.01%

Intertek Group plc	158,633	3,068

Software 0.44%

Micro Focus International plc	161,358	1,321

Total United Kingdom		51,568

Total Common Stocks (cost $242,863,791)		279,567

PREFERRED STOCKS 2.02%

Brazil 1.02%

Electric Utilities

Companhia de Transmissao de Energia Eletrica Paulista	122,751	3,090

Germany 1.00%

Healthcare Equipment & Supplies

Fresenius SE	44,580	3,041

Total Preferred Stocks (cost $5,488,260)		6,131

Total Long-Term Investments (cost $248,352,051)		285,698

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.24%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $13,030,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $13,144,013; proceeds: $12,882,161 (cost $12,882,150)	$12,882	12,882

Total Investments in Securities 98.25% (cost $261,234,201)		298,580

Foreign Cash and Other Assets in Excess of Liabilities 1.75%(a)		5,306

Net Assets 100.00%		$303,886

EDR Egyptian Depositary Receipt.

ETF Exchange Traded Fund.

GDR Global Depositary Receipt.

*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND January 31, 2010

Open Forward Foreign Currency Exchange Contracts at January 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	4/30/2010	2,670,000	$2,387,487	$2,339,934	$(47,553)
Brazilian real	Sell	UBS AG	4/30/2010	11,100,000	6,086,527	5,793,195	293,332
Canadian dollar	Buy	Barclays Bank plc	2/24/2010	2,670,000	2,529,128	2,497,001	(32,127)
Canadian dollar	Buy	Morgan Stanley Capital	3/22/2010	11,950,000	11,165,929	11,175,357	9,428
Canadian dollar	Buy	Goldman Sachs Capital	4/30/2010	5,260,000	5,014,983	4,918,843	(96,140)
euro dollar	Buy	Goldman Sachs Capital	4/30/2010	4,200,000	5,901,953	5,821,966	(79,987)
Japanese yen	Sell	Barclays Bank plc	4/8/2010	867,000,000	9,407,552	9,607,388	(199,836)
South Korean won	Buy	Morgan Stanley Capital	3/22/2010	8,950,000,000	7,524,170	7,693,903	169,733

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$16,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 96.89%

COMMON STOCKS 96.64%

Aerospace 0.76%

Raytheon Co.	1,580	$83
United Technologies Corp.	4,190	283

Total		366

Asset Management & Custodian 3.14%

Franklin Resources, Inc.	4,690	465
State Street Corp.	14,740	632
T. Rowe Price Group, Inc.	8,270	410

Total		1,507

Automobiles 1.60%

Ford Motor Co.*	70,700	766

Banks: Diversified 11.58%

Bank of America Corp.	108,159	1,642
BB&T Corp.	5,000	139
Comerica, Inc.	8,850	305
Fifth Third Bancorp	41,870	521
PNC Financial Services Group, Inc. (The)	14,150	784
Regions Financial Corp.	16,830	107
SunTrust Banks, Inc.	20,150	490
Wells Fargo & Co.	55,360	1,574

Total		5,562

Beverage: Soft Drinks 0.63%

Coca-Cola Co. (The)	2,830	154
PepsiCo, Inc.	2,470	147

Total		301

Biotechnology 1.64%

Amgen, Inc.*	13,470	788

Cable Television Services 0.60%

Time Warner Cable, Inc.	6,563	286

Chemical: Diversified 2.24%

Dow Chemical Co. (The)	30,520	827
E.I. du Pont de Nemours & Co.	7,560	247

Total		1,074

Communications Technology 0.30%

Cisco Systems, Inc.*	6,440	145

Computer Services, Software & Systems 2.06%

Adobe Systems, Inc.*	21,050	680
Microsoft Corp.	4,820	136
Oracle Corp.	7,430	171

Total		987

Computer Technology 2.32%

Dell, Inc.*	17,630	227
EMC Corp.*	29,990	500
Hewlett-Packard Co.	8,250	388

Total		1,115

Copper 0.82%

Freeport-McMoRan Copper & Gold, Inc.	5,890	393

Diversified Financial Services 10.40%

Bank of New York Mellon Corp. (The)	8,234	240
Capital One Financial Corp.	15,140	558
Goldman Sachs Group, Inc. (The)	9,340	1,389
JPMorgan Chase & Co.	48,580	1,892
Morgan Stanley	34,170	915

Total		4,994

Diversified Manufacturing Operations 3.24%

Eaton Corp.	8,092	496
General Electric Co.	52,400	843
Honeywell International, Inc.	5,550	215

Total		1,554

Diversified Media 0.40%

Time Warner, Inc.	7,040	193

Diversified Retail 2.82%

J.C. Penney Co., Inc.	11,690	290
Kohl’s Corp.*	7,610	383
Target Corp.	13,240	679

Total		1,352

Drug & Grocery Store Chains 0.93%

CVS Caremark Corp.	13,850	448

Electronic Components 0.34%

Corning, Inc.	9,000	163

Electronic Entertainment 0.51%

Activision Blizzard, Inc.*	24,240	246

Entertainment 1.65%

Viacom, Inc. Class B*	5,880	171
Walt Disney Co. (The)	21,040	622

Total		793

Fertilizers 1.13%

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5,450	542

Foods 1.09%

Kraft Foods, Inc. Class A	18,955	524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2010

Investments	Shares	Value (000)
Gas Pipeline 0.39%

El Paso Corp.	18,640	$189

Healthcare Management Services 1.15%

UnitedHealth Group, Inc.	11,720	387
WellPoint, Inc.*	2,610	166

Total		553

Homebuilding 0.11%

Pulte Homes, Inc.*	4,880	51

Hotel/Motel 1.82%

Marriott International, Inc. Class A	22,769	597
Starwood Hotels & Resorts Worldwide, Inc.	8,370	279

Total		876

Insurance: Life 0.67%

Principal Financial Group, Inc.	2,110	49
Prudential Financial, Inc.	5,420	271

Total		320

Insurance: Multi-Line 0.91%

MetLife, Inc.	12,440	439

Leisure Time 1.44%

Carnival Corp. Unit*	20,800	693

Machinery: Construction & Handling 1.37%

Caterpillar, Inc.	12,640	660

Machinery: Industrial 0.15%

Joy Global, Inc.	1,560	71

Medical & Dental Instruments & Supplies 0.39%

Covidien plc (Ireland)(a)	3,730	189

Oil: Crude Producers 4.59%

Apache Corp.	3,850	380
Devon Energy Corp.	3,870	259
EnCana Corp. (Canada)(a)	1,900	58
EOG Resources, Inc.	4,350	393
Occidental Petroleum Corp.	8,640	677
Range Resources Corp.	4,330	199
Southwestern Energy Co.*	5,580	239

Total		2,205

Oil: Integrated 8.19%

Cenovus Energy, Inc. (Canada)(a)	1,900	44
Chevron Corp.	15,270	1,101
ConocoPhillips	4,450	214
Exxon Mobil Corp.	17,761	1,144
Hess Corp.	16,080	929
Suncor Energy, Inc. (Canada)(a)	15,850	502

Total		3,934

Oil Well Equipment & Services 4.86%

Cameron International Corp.*	3,000	113
Halliburton Co.	26,660	779
Schlumberger Ltd.	18,098	1,149
Smith International, Inc.	9,710	294

Total		2,335

Personal Care 1.56%

Colgate-Palmolive Co.	2,580	207
Procter & Gamble Co. (The)	8,780	540

Total		747

Pharmaceuticals 5.96%

Abbott Laboratories	6,520	345
Johnson & Johnson	6,480	407
Merck & Co., Inc.	18,310	699
Pfizer, Inc.	62,250	1,162
Teva Pharmaceutical Industries Ltd. ADR	4,380	248

Total		2,861

Railroads 0.53%

Canadian National Railway Co. (Canada)(a)	5,110	255

Real Estate Investment Trusts 0.60%

Host Hotels & Resorts, Inc.*	26,958	286

Rental & Leasing Services: Consumer 1.23%

Hertz Global Holdings, Inc.*	56,740	588

Scientific Instruments: Control & Filter 0.69%

Parker Hannifin Corp.	5,880	329

Semiconductors & Components 2.48%

Arrow Electronics, Inc.*	3,480	91
Avnet, Inc.*	5,900	156
Intel Corp.	22,890	444
Micron Technology, Inc.*	30,440	265
Texas Instruments, Inc.	10,480	236

Total		1,192

Specialty Retail 2.08%

Best Buy Co., Inc.	13,640	500
Home Depot, Inc. (The)	17,800	499

Total		999

Steel 0.91%

Nucor Corp.	5,020	205
United States Steel Corp.	5,260	234

Total		439

Telecommunications Equipment 0.33%

Crown Castle International Corp.*	4,300	159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND January 31, 2010

Investments	Shares	Value (000)
Textiles Apparel & Shoes 0.19%

J. Crew Group, Inc.*	2,360	$93

Tobacco 0.18%

Altria Group, Inc.	4,450	88

Utilities: Electrical 0.95%

Duke Energy Corp.	9,080	150
FPL Group, Inc.	1,990	97
Southern Co.	6,510	208

Total		455

Utilities: Telecommunications 2.71%

AT&T, Inc.	35,403	898
Verizon Communications, Inc.	13,730	404

Total		1,302

Total Common Stocks (cost $40,318,714)		46,407

PREFERRED STOCK 0.25%

Banks: Diversified

Bank of America Corp.* (cost $120,000)	8,000	121

Total Long-Term Investments (cost $40,438,714)		46,528

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.01%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $1,460,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $1,472,775; proceeds: $1,442,950 (cost $1,442,948)	$1,443	1,443

Total Investments in Securities 99.90% (cost $41,881,662)		47,971

Other Assets in Excess of Liabilities 0.10%		48

Net Assets 100.00%		$48,019

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 94.79%

Advertising Agencies 0.73%

Constant Contact, Inc.*	30,874	$545

Alternative Energy 2.49%

Clean Energy Fuels Corp.*	63,725	1,067
EnerNOC, Inc.*	25,789	803

Total		1,870

Asset Management & Custodian 0.95%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	31,000	711

Auto Parts 0.67%

Wonder Auto Technology, Inc. (China)*(a)	50,500	507

Back Office Support, Human Resources, and Consulting 2.96%

Kforce, Inc.*	92,407	1,235
TrueBlue, Inc.*	68,200	990

Total		2,225

Banks: Diversified 2.23%

Centerstate Banks, Inc.	34,300	379
Columbia Banking System, Inc.	38,500	731
Pinnacle Financial Partners, Inc.*	37,500	567

Total		1,677

Beverage: Brewers & Distillers 1.02%

Boston Beer Co., Inc. (The) Class A*	16,700	766

Beverage: Soft Drinks 0.77%

Peet’s Coffee & Tea, Inc.*	17,700	579

Biotechnology 3.25%

Allos Therapeutics, Inc.*	122,600	890
Vanda Pharmaceuticals, Inc.*	53,184	532
ViroPharma, Inc.*	103,100	1,019

Total		2,441

Casinos & Gambling 1.04%

Shuffle Master, Inc.*	88,200	784

Chemical: Diversified 0.48%

ChemSpec International Ltd. ADR*	54,405	357

Commercial Vehicles & Parts 1.47%

Westport Innovations, Inc. (Canada)*(a)	88,814	1,101

Communications Equipment 0.88%

Ceragon Networks Ltd. (Israel)*(a)	55,800	658

Communications Technology 0.87%

ShoreTel, Inc.*	122,500	651

Computer Services, Software & Systems 14.38%

CommVault Systems, Inc.*	35,500	752
Compellent Technologies, Inc.*	58,300	1,159
DragonWave, Inc. (Canada)*(a)	60,300	675
Interactive Intelligence, Inc.*	29,700	514
KIT Digital, Inc.*	39,900	414
LivePerson, Inc.*	48,800	309
LogMeIn, Inc.*	40,200	681
OpenTable, Inc.*	32,981	821
Perficient, Inc.*	70,700	687
PROS Holdings, Inc.*	81,300	646
RightNow Technologies, Inc.*	58,607	937
Synchronoss Technologies, Inc.*	71,387	1,197
Taleo Corp. Class A*	43,200	877
Tyler Technologies, Inc.*	28,300	530
Ultimate Software Group, Inc. (The)*	20,100	601

Total		10,800

Computer Technology 2.18%

Netezza Corp.*	91,013	827
VanceInfo Technologies, Inc. ADR*	50,372	808

Total		1,635

Construction 0.98%

Orion Marine Group, Inc.*	38,890	736

Consumer Services: Miscellaneous 1.65%

Ancestry.com, Inc.*	37,500	521
Knot, Inc. (The)*	78,828	721

Total		1,242

Diversified Financial Services 1.13%

Broadpoint Gleacher Securities Group, Inc.*	76,147	308
Evercore Partners, Inc. Class A	18,179	543

Total		851

Diversified Manufacturing Operations 0.49%

OSI Systems, Inc.*	13,900	368

Drug & Grocery Store Chains 1.12%

QKL Stores, Inc. (China)*(a)	142,900	843

Education Services 1.61%

Archipelago Learning, Inc.*	13,300	238
ChinaCast Education Corp. (China)*(a)	87,400	580
K12, Inc.*	19,612	392

Total		1,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2010

Investments	Shares	Value (000)
Electronic Components 0.67%

Hollysys Automation Technologies Ltd. (China)*(a)	43,800	$504

Electronics 1.39%

IPG Photonics Corp.*	72,736	1,047

Energy Equipment 1.54%

STR Holdings, Inc.*	69,471	1,159

Engineering & Contracting Services 0.40%

MYR Group, Inc.*	19,037	302

Entertainment 1.37%

IMAX Corp. (Canada)*(a)	80,205	1,027

Healthcare Management Services 0.84%

Computer Programs & Systems, Inc.	16,800	632

Healthcare Services 3.48%

Addus HomeCare Corp.*	79,300	700
IPC The Hospitalist Co., Inc.*	34,106	1,159
Phase Forward, Inc.*	51,601	754

Total		2,613

Household Appliances 0.61%

Deer Consumer Products, Inc. (China)*(a)	44,400	457

Machinery: Engines 0.93%

Harbin Electric, Inc. (China)*(a)	41,241	700

Machinery: Industrial 0.69%

Chart Industries, Inc.*	32,079	517

Medical & Dental Instruments & Supplies 8.69%

ATS Medical, Inc.*	276,600	722
Conceptus, Inc.*	45,000	873
Endologix, Inc.*	234,200	1,073
HeartWare International, Inc.*	22,500	870
Insulet Corp.*	143,600	1,957
MAKO Surgical Corp.*	90,200	1,035

Total		6,530

Medical Equipment 6.06%

Cyberonics, Inc.*	40,200	753
DexCom, Inc.*	172,672	1,564
NxStage Medical, Inc.*	166,929	1,354
Somanetics Corp.*	55,500	880

Total		4,551

Medical Services 1.54%

Bio-Reference Laboratories, Inc.*	30,551	1,155

Oil: Crude Producers 1.91%

Kodiak Oil & Gas Corp.*	267,400	631
Rex Energy Corp.*	65,100	807

Total		1,438

Oil Well Equipment & Services 0.63%

ION Geophysical Corp.*	98,928	470

Pharmaceuticals 0.93%

Eurand NV (Netherlands)*(a)	63,079	697

Power Transmission Equipment 0.81%

Maxwell Technologies, Inc.*	41,449	605

Production Technology Equipment 1.96%

Kulicke & Soffa Industries, Inc.*	125,700	579
Veeco Instruments, Inc.*	28,000	891

Total		1,470

Restaurants 1.89%

BJ’s Restaurants, Inc.*	27,548	582
Buffalo Wild Wings, Inc.*	17,900	838

Total		1,420

Scientific Instruments: Control & Filter 0.65%

China Valves Technology, Inc. (China)*(a)	49,559	492

Scientific Instruments: Pollution Control 0.76%

Sharps Compliance Corp.*	78,000	569

Semiconductors & Components 4.32%

Advanced Analogic Technologies, Inc.*	209,800	701
ANADIGICS, Inc.*	111,281	403
Cavium Networks, Inc.*	34,460	745
Monolithic Power Systems, Inc.*	27,000	557
Renesola Ltd. ADR*	190,100	836

Total		3,242

Specialty Retail 8.42%

America’s Car-Mart, Inc.*	45,500	1,071
hhgregg, Inc.*	31,200	665
Lumber Liquidators Holdings, Inc.*	48,600	1,151
Monro Muffler Brake, Inc.	23,500	804
Rue21, Inc.*	37,844	1,061
Shutterfly, Inc.*	57,800	914
Zumiez, Inc.*	51,863	660

Total		6,326

Textiles Apparel & Shoes 0.95%

Volcom, Inc.*	45,300	714

Total Common Stocks (cost $61,687,762)		71,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND January 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.96%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $3,005,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $3,031,294; proceeds: $2,969,704 (cost $2,969,701)	$2,970	$2,970

Total Investments in Securities 98.75% (cost $64,657,463)		74,164

Other Assets in Excess of Liabilities 1.25%		941

Net Assets 100.00%		$75,105

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.10%

Aerospace 1.19%

Global Defense Technology & Systems, Inc.*	79,000	$1,077

Auto Parts 1.39%

Amerigon, Inc.*	154,232	1,257

Back Office Support, Human Resources, and Consulting 3.93%

Barrett Business Services, Inc.	91,400	1,171
ICF International, Inc.*	27,289	639
Kforce, Inc.*	91,300	1,221
Spherion Corp.*	91,900	518

Total		3,549

Banks: Diversified 5.01%

Bryn Mawr Bank Corp.	47,782	765
Centerstate Banks, Inc.	130,100	1,439
Metro Bancorp, Inc.*	60,677	780
MidSouth Bancorp, Inc.	66,800	1,009
Southwest Bancorp, Inc.	70,323	527

Total		4,520

Banks: Savings, Thrift & Mortgage Lending 0.70%

Territorial Bancorp, Inc.*	33,700	630

Beverage: Brewers & Distillers 0.15%

Boston Beer Co., Inc. (The) Class A*	3,000	138

Biotechnology 0.91%

Cypress Bioscience, Inc.*	159,000	819

Chemical: Diversified 1.82%

KMG Chemicals, Inc.	44,905	617
LSB Industries, Inc.*	77,800	1,023

Total		1,640

Chemical: Specialty 1.95%

Balchem Corp.	54,300	1,053
Quaker Chemical Corp.	40,400	707

Total		1,760

Commercial Services: Rental & Leasing 3.63%

Marlin Business Services Corp.*	147,191	1,445
McGrath RentCorp	54,800	1,155
Mobile Mini, Inc.*	48,200	677

Total		3,277

Commercial Vehicles & Parts 2.03%

Modine Manufacturing Co.*	85,892	817
Rush Enterprises, Inc. Class B*	102,150	1,015

Total		1,832

Communications Technology 2.18%

Anaren, Inc.*	72,100	925
Bel Fuse, Inc. Class B	55,000	1,043

Total		1,968

Computer Services, Software & Systems 7.79%

COMSYS IT Partners, Inc.*	148,000	1,871
INX, Inc.*	96,300	554
Mercury Computer Systems, Inc.*	98,100	1,171
Radiant Systems, Inc.*	202,527	2,339
TechTeam Global, Inc.*	149,159	1,098

Total		7,033

Computer Technology 1.55%

Rimage Corp.*	93,900	1,400

Construction 3.79%

Great Lakes Dredge & Dock Co.	236,125	1,395
Orion Marine Group, Inc.*	43,800	829
Sterling Construction Co., Inc.*	62,800	1,194

Total		3,418

Diversified Financial Services 1.50%

American Physicians Service Group, Inc.	58,931	1,350

Diversified Manufacturing Operations 0.42%

A. M. Castle & Co.	38,700	375

Drug & Grocery Store Chains 1.51%

PetMed Express, Inc.	73,900	1,362

Electronic Components 1.10%

Methode Electronics, Inc.	90,100	990

Electronics 1.87%

II-VI, Inc.*	37,060	991
Spectrum Control, Inc.*	67,643	698

Total		1,689

Engineering & Contracting Services 3.94%

Exponent, Inc.*	48,639	1,309
Michael Baker Corp.*	33,726	1,316
MYR Group, Inc.*	58,400	926

Total		3,551

Environmental, Maintenance, and Security Services 1.12%

Standard Parking Corp.*	62,200	1,010

Foods 2.72%

Overhill Farms, Inc.*	555,857	2,451

Forms & Bulk Printing Services 3.49%

Bowne & Co., Inc.	301,659	1,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2010

Investments	Shares	Value (000)
Forms & Bulk Printing Services (continued)

Multi-Color Corp.	100,132	$1,171

Total		3,153

Healthcare Management Services 3.27%

American Dental Partners, Inc.*	165,427	2,093
Healthspring, Inc.*	49,484	861

Total		2,954

Healthcare Services 3.10%

Addus HomeCare Corp.*	166,954	1,474
Odyssey HealthCare, Inc.*	90,274	1,325

Total		2,799

Household Equipment/Products 0.71%

Central Garden & Pet Co.*	67,553	644

Insurance: Property-Casualty 2.34%

Donegal Group, Inc. Class A	90,033	1,328
Radian Group, Inc.	121,500	781

Total		2,109

Leisure Time 0.76%

Callaway Golf Co.	92,000	686

Machinery: Industrial 1.57%

Columbus McKinnon Corp.*	30,700	417
EnPro Industries, Inc.*	33,700	821
Tennant Co.	7,600	182

Total		1,420

Machinery: Oil Well Equipment & Services 0.68%

Tesco Corp. (Canada)*(a)	47,200	617

Medical & Dental Instruments & Supplies 3.17%

Medical Action Industries, Inc.*	210,698	2,859

Medical Equipment 2.90%

Affymetrix, Inc.*	141,800	749
Somanetics Corp.*	78,900	1,251
TomoTherapy, Inc.*	152,600	618

Total		2,618

Metal Fabricating 0.97%

RBC Bearings, Inc.*	37,600	874

Office Supplies & Equipment 0.79%

Electronics for Imaging, Inc.*	61,600	714

Oil: Crude Producers 1.03%

Approach Resources, Inc.*	116,200	931

Oil Well Equipment & Services 1.66%

Boots & Coots, Inc.*	507,900	782
Pioneer Drilling Co.*	90,286	718

Total		1,500

Railroad Equipment 0.92%

Portec Rail Products, Inc.	76,000	830

Restaurants 1.24%

Rubio’s Restaurants, Inc.*	144,319	1,118

Scientific Instruments: Pollution Control 3.19%

Metalico, Inc.*	222,019	1,095
Perma-Fix Environmental Services, Inc.*	207,322	381
Team, Inc.*	78,800	1,406

Total		2,882

Semiconductors & Components 1.38%

Techwell, Inc.*	115,400	1,247

Specialty Retail 3.97%

America’s Car-Mart, Inc.*	39,800	936
Monro Muffler Brake, Inc.	38,750	1,326
Pacific Sunwear of California, Inc.*	115,400	406
Pier 1 Imports, Inc.*	179,900	917

Total		3,585

Steel 0.56%

Universal Stainless & Alloy Products, Inc.*	27,485	501

Technology: Miscellaneous 0.89%

CTS Corp.	104,925	798

Textiles Apparel & Shoes 0.27%

FGX International Holdings Ltd.*	12,300	242

Toys 0.88%

RC2 Corp.*	55,500	798

Truckers 1.96%

Celadon Group, Inc.*	74,700	734
Marten Transport Ltd.*	58,803	1,036

Total		1,770

Utilities: Gas Distributors 1.73%

Chesapeake Utilities Corp.	52,800	1,565

Utilities: Water 0.47%

Connecticut Water Service, Inc.	19,100	425

Total Common Stocks (cost $81,018,939)		86,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND January 31, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.57%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $4,170,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $4,206,488; proceeds: $4,121,150 (cost $4,121,147)	$4,121	$4,121

Total Investments in Securities 100.67% (cost $85,140,086)		90,856

Liabilities in Excess of Other Assets (0.67%)		(609)

Net Assets 100.00%		$90,247

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 93.71%

Advertising Agencies 1.04%

Interpublic Group of Cos., Inc. (The)*	1,211,500	$7,826

Aerospace 1.12%

Curtiss-Wright Corp.	121,600	3,716
L-3 Communications Holdings, Inc.	56,800	4,734

Total		8,450

Air Transportation 2.10%

Atlas Air Worldwide Holdings, Inc.*	241,500	8,856
Bristow Group, Inc.*	194,152	6,931

Total		15,787

Auto Parts 1.24%

Autoliv, Inc. (Sweden)(a)	92,689	3,968
Gentex Corp.	280,500	5,377

Total		9,345

Back Office Support, Human Resources, and Consulting 2.03%

Robert Half International, Inc.	139,900	3,766
TrueBlue, Inc.*	529,600	7,685
Verisk Analytics, Inc. Class A*	136,200	3,830

Total		15,281

Banks: Diversified 11.07%

Comerica, Inc.	515,300	17,783
Commerce Bancshares, Inc.	277,918	11,000
Fifth Third Bancorp	441,800	5,496
First Financial Bancorp	972,300	15,946
First Midwest Bancorp, Inc.	132,000	1,738
Hancock Holding Co.	124,800	5,109
KeyCorp	1,470,900	10,561
Texas Capital Bancshares, Inc.*	427,300	7,200
Webster Financial Corp.	543,400	8,406

Total		83,239

Banks: Savings, Thrift & Mortgage Lending 0.98%

Washington Federal, Inc.	394,400	7,356

Biotechnology 0.34%

Cypress Bioscience, Inc.*	490,100	2,524

Building Materials 0.46%

Quanex Building Products Corp.	216,526	3,482

Casinos & Gambling 0.42%

International Game Technology	174,300	3,197

Chemical: Diversified 2.56%

Albemarle Corp.	338,120	12,078
Olin Corp.	436,400	7,201

Total		19,279

Communications Technology 1.03%

QLogic Corp.*	450,300	7,741

Computer Services, Software & Systems 7.43%

Amdocs Ltd. (Guernsey)*(a)	320,498	9,163
Autodesk, Inc.*	322,200	7,665
CA, Inc.	416,900	9,189
Diebold, Inc.	234,100	6,220
Nuance Communications, Inc.*	285,300	4,285
Rovi Corp.*	307,877	8,888
Sapient Corp.*	1,355,227	10,503

Total		55,913

Consumer Services: Miscellaneous 0.53%

H&R Block, Inc.	183,800	3,955

Containers & Packaging 0.81%

Silgan Holdings, Inc.	116,886	6,061

Diversified Financial Services 1.34%

Lazard Ltd. Class A	261,900	10,094

Diversified Materials & Processing 0.73%

Hexcel Corp.*	497,336	5,471

Drug & Grocery Store Chains 0.97%

Kroger Co. (The)	340,900	7,305

Electronic Components 0.90%

Amphenol Corp. Class A	169,600	6,757

Engineering & Contracting Services 2.15%

Jacobs Engineering Group, Inc.*	185,200	6,999
Tetra Tech, Inc.*	155,100	3,511
URS Corp.*	125,850	5,648

Total		16,158

Financial Data & Systems 4.33%

Alliance Data Systems Corp.*	189,200	11,250
Fiserv, Inc.*	194,259	8,749
Global Payments, Inc.	122,322	5,443
Lender Processing Services, Inc.	183,500	7,112

Total		32,554

Foods 1.65%

J.M. Smucker Co. (The)	162,300	9,749
NBTY, Inc.*	59,114	2,632

Total		12,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2010

Investments	Shares	Value (000)
Healthcare Facilities 0.68%

DaVita, Inc.*	86,200	$5,151

Healthcare Management Services 3.60%

CIGNA Corp.	167,600	5,660
Healthspring, Inc.*	401,100	6,975
Humana, Inc.*	297,417	14,460

Total		27,095

Healthcare Services 1.22%

McKesson Corp.	155,700	9,158

Hotel/Motel 0.77%

Hyatt Hotels Corp. Class A*	195,100	5,779

Household Equipment/Products 0.97%

Fortune Brands, Inc.	174,800	7,266

Household Furnishings 0.81%

Ethan Allen Interiors, Inc.	386,600	5,602
Leggett & Platt, Inc.	28,672	524

Total		6,126

Insurance: Multi-Line 0.96%

HCC Insurance Holdings, Inc.	266,972	7,235

Insurance: Property-Casualty 0.54%

PartnerRe Ltd.	54,400	4,058

Luxury Items 0.51%

Fossil, Inc.*	118,004	3,853

Machinery: Industrial 0.63%

Actuant Corp. Class A	281,900	4,727

Medical & Dental Instruments & Supplies 2.86%

Integra LifeSciences Holdings Corp.*	158,300	6,079
Kinetic Concepts, Inc.*	192,500	7,948
Teleflex, Inc.	131,200	7,499

Total		21,526

Medical Equipment 0.99%

PerkinElmer, Inc.	370,500	7,462

Metal Fabricating 1.07%

Reliance Steel & Aluminum Co.	196,800	8,018

Oil: Crude Producers 2.15%

Goodrich Petroleum Corp.*	205,700	4,285
Petrohawk Energy Corp.*	144,600	3,229
Range Resources Corp.	87,500	4,025
St. Mary Land & Exploration Co.	143,964	4,613

Total		16,152

Oil: Integrated 0.58%

Weatherford International Ltd. (Switzerland)*(a)	280,200	4,394

Oil Well Equipment & Services 2.48%

Helmerich & Payne, Inc.	117,700	4,923
Oceaneering International, Inc.*	118,600	6,487
Superior Energy Services, Inc.*	314,100	7,215

Total		18,625

Pharmaceuticals 2.81%

AmerisourceBergen Corp.	216,300	5,896
Warner Chilcott plc Class A (Ireland)*(a)	368,600	10,074
Watson Pharmaceuticals, Inc.*	134,900	5,176

Total		21,146

Production Technology Equipment 0.66%

Lam Research Corp.*	151,300	4,994

Railroads 1.60%

Genesee & Wyoming, Inc. Class A*	136,900	4,034
Kansas City Southern*	269,500	8,004

Total		12,038

Real Estate Investment Trusts 2.60%

DiamondRock Hospitality Co.*	616,200	5,016
Duke Realty Corp.	397,800	4,503
EastGroup Properties, Inc.	119,200	4,561
Host Hotels & Resorts, Inc.*	520,399	5,516

Total		19,596

Recreational Vehicles & Boats 0.50%

Harley-Davidson, Inc.	164,103	3,732

Scientific Instruments: Control & Filter 1.07%

Roper Industries, Inc.	160,200	8,023

Scientific Instruments: Electrical 1.64%

AMETEK, Inc.	170,400	6,209
EnerSys*	313,354	6,107

Total		12,316

Scientific Instruments: Pollution Control 0.91%

Waste Connections, Inc.*	213,200	6,859

Semiconductors & Components 0.48%

Cypress Semiconductor Corp.*	355,900	3,577

Shipping 1.39%

Kirby Corp.*	149,438	4,848
UTi Worldwide, Inc.	407,300	5,592

Total		10,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND January 31, 2010

Investments	Shares	Value (000)
Specialty Retail 5.22%

AnnTaylor Stores Corp.*	583,700	$7,331
Brown Shoe Co., Inc.	735,800	9,014
Chico’s FAS, Inc.*	261,120	3,335
Dress Barn, Inc. (The)*	830,549	19,551

Total		39,231

Steel 1.25%

Carpenter Technology Corp.	141,676	3,797
Gerdau Ameristeel Corp.	741,900	5,587

Total		9,384

Technology: Miscellaneous 1.59%

Plexus Corp.*	352,100	11,975

Textiles Apparel & Shoes 1.36%

Guess?, Inc.	92,800	3,685
Phillips-Van Heusen Corp.	167,300	6,573

Total		10,258

Truckers 1.80%

Heartland Express, Inc.	455,929	6,333
Knight Transportation, Inc.	396,300	7,173

Total		13,506

Utilities: Electrical 2.38%

Cleco Corp.	373,500	9,681
Otter Tail Corp.	175,100	3,782
Wisconsin Energy Corp.	90,183	4,414

Total		17,877

Utilities: Gas Distributors 0.40%

Piedmont Natural Gas Co., Inc.	117,775	3,023

Total Common Stocks (cost $637,052,941)		704,756

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.19%

Repurchase Agreement

Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $39,455,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $39,800,231; proceeds: $39,015,798 (cost $39,015,765)	$39,016	39,016

Total Investments in Securities 98.90% (cost $676,068,706)		743,772

Other Assets in Excess of Liabilities 1.10%		8,292

Net Assets 100.00%		$752,064

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including

Notes to Schedule of Investments (unaudited)(continued)

assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing each Fund’s investments carried at value:

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$—	$—	$—	$—	$2,619,041	$—	$—	$2,619,041
Preferred Stock	—	—	—	—	29,337	—	—	29,337
Investments in Underlying Funds	602,304	—	—	602,304	—	—	—	—
Repurchase Agreement	—	979	—	979	—	33,848	—	33,848

Total	$602,304	$979	$—	$603,283	$2,648,378	$33,848	$—	$2,682,226

	International Core Equity Fund				International Dividend Income Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$839,068	$—	$—	$839,068	$310,552	$—	$—	$310,552
Convertible Bonds	—	—	—	—	—	694	—	694
Preferred Stocks	15,597	—	—	15,597	—	—	—	—
Repurchase Agreement	—	35,721	—	35,721	—	23,307	—	23,307

Total	$854,665	$35,721	$—	$890,386	$310,552	$24,001	$—	$334,553

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$564,488	$—	$564,488	$—	$124,619	$—	$124,619
Liabilities	—	(1,602,452)	—	(1,602,452)	—	(212,190)	—	(212,190)

Total	$—	$(1,037,964)	$—	$(1,037,964)	$—	$(87,571)	$—	$(87,571)

Notes to Schedule of Investments (unaudited)(continued)

	International Opportunities Fund				Large Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$275,390	$4,167	$10	$279,567	$46,407	$—	$—	$46,407
Preferred Stocks	6,131	—	—	6,131	121	—	—	121
Repurchase Agreement	—	12,882	—	12,882	—	1,443	—	1,443

Total	$281,521	$17,049	$10	$298,580	$46,528	$1,443	$—	$47,971

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$472,493	$—	$—	$—	$—	$—	$—
Liabilities	—	(455,643)	—	—	—	—	—	—

Total	$—	$16,850	$—	$—	$—	$—	$—	$—

	Micro Cap Growth Fund				Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$71,194	$—	$—	$71,194	$86,735	$—	$—	$86,735
Repurchase Agreement	—	2,970	—	2,970	—	4,121	—	4,121

Total	$71,194	$2,970	$—	$74,164	$86,735	$4,121	$—	$90,856

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$704,756	$—	$—	$704,756
Repurchase Agreement	—	39,016	—	39,016

Total	$704,756	$39,016	$—	$743,772

* See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

International Opportunities Fund

Investment Type	Balance as of November 1, 2009 (000)	Accrued discounts/ premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchase (sales) (000)	Net transfers in or out of Level 3 (000)	Balance as of January 31, 2010 (000)
Common Stock	$—	$—	$—	$(1)	$11	$—	$10

(g)	Disclosures about Derivative Instruments and Hedging Activities-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended January 31, 2010 (as described in note 2(d)). A forward foreign currency exchange contract reduces a Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on the forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of forward foreign currency exchange contracts as of and for the period ended January 31, 2010:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$564,488	$1,602,452
International Dividend Income Fund	124,619	212,190
International Opportunities Fund	472,493	455,643

3. FEDERAL TAX INFORMATION

As of January 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$684,812,719	$2,419,252,657	$831,930,429

Gross unrealized gain	—	349,773,863	105,984,363
Gross unrealized loss	(81,530,280)	(86,800,323)	(47,529,046)

Net unrealized security gain (loss)	$(81,530,280)	$262,973,540	$58,455,317

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$317,089,376	$271,087,292	$44,154,112

Gross unrealized gain	22,805,563	37,907,272	5,318,258
Gross unrealized loss	(5,341,921)	(10,414,423)	(1,501,444)

Net unrealized security gain	$17,463,642	$27,492,849	$3,816,814

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$65,042,567	$85,254,826	$677,995,869

Gross unrealized gain	11,872,361	12,582,220	82,112,735
Gross unrealized loss	(2,751,271)	(6,981,439)	(16,336,368)

Net unrealized security gain	$9,121,090	$5,600,781	$65,776,367

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers during the period ended January 31, 2010:

Affiliated Issuer	Balance of Shares Held at 10/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2010	Value at 1/31/2010	Dividend Income 11/1/2009 to 1/31/2010
Lord Abbett Developing Growth Fund, Inc. - Class I	7,156,495	547,389	—	7,703,884	$120,411,704	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	10,433,369	668,815	—	11,102,184	122,235,047	1,225,921
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	4,337,360	417,768	—	4,755,128	59,581,753	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	2,756,555	244,975	—	3,001,530	59,880,518	—
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	4,158,858	392,414	—	4,551,272	60,713,973	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	4,433,179	309,307	—	4,742,486	119,605,503	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	4,420,868	342,467	—	4,763,335	59,875,127	—

Total					$602,303,625	$1,225,921

5. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on each Fund’s financial statement disclosures.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2010, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	19.99%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.30%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.89%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	9.94%
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	10.08%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.86%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.94%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
SuccessFactors, Inc.	1.77%
Aruba Networks, Inc.	1.73%
Salix Pharmaceuticals Ltd.	1.69%
Atheros Communications, Inc.	1.67%
Insulet Corp.	1.59%
Green Mountain Coffee Roasters, Inc.	1.57%
CARBO Ceramics, Inc.	1.57%
Strayer Education, Inc.	1.55%
United Therapeutics Corp.	1.53%
SVB Financial Group	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.50%
Consumer Staples	1.57%
Energy	7.03%
Financial Services	8.73%
Healthcare	26.50%
Information Technology	0.53%
Materials & Processing	1.28%
Producer Durables	8.15%
Technology	26.27%
Short-Term Investment	0.44%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust-International Opportunities Fund

Ten Largest Holdings	% of Investments
REXLot Holdings Ltd.	2.07%
Rheinmetall AG	1.76%
Nippon Electric Glass Co., Ltd.	1.70%
easyJet plc	1.58%
Ebro Puleva SA	1.58%
Azimut Holding SpA	1.50%
Symrise GmbH & Co. AG	1.47%
Tomkins plc	1.46%
Gerresheimer AG	1.40%
Cobham plc	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.80%
Consumer Staples	8.67%
Energy	4.54%
Financials	11.67%
Healthcare	7.11%
Industrials	17.64%
Information Technology	7.22%
Materials	10.28%
Telecommunication Services	0.47%
Utilities	5.29%
Short-Term Investment	4.31%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust-Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
Insulet Corp.	2.64%
DexCom, Inc.	2.11%
NxStage Medical, Inc.	1.83%
Kforce, Inc.	1.67%
Synchronoss Technologies, Inc.	1.61%
IPC The Hospitalist Co., Inc.	1.56%
Compellent Technologies, Inc.	1.56%
STR Holdings, Inc.	1.56%
Bio-Reference Laboratories, Inc.	1.56%
Lumber Liquidators Holdings, Inc.	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.19%
Consumer Staples	2.95%
Energy	6.65%
Financial Services	4.37%
Healthcare	25.11%
Information Technology	0.89%
Materials & Processing	0.48%
Producer Durables	10.27%
Technology	26.09%
Short-Term Investment	4.00%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust-Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Medical Action Industries, Inc.	3.15%
Overhill Farms, Inc.	2.70%
Radiant Systems, Inc.	2.57%
American Dental Partners, Inc.	2.30%
Bowne & Co., Inc.	2.18%
COMSYS IT Partners, Inc.	2.06%
Chesapeake Utilities Corp.	1.72%
Addus HomeCare Corp.	1.62%
Marlin Business Services Corp.	1.59%
Centerstate Banks, Inc.	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.17%
Consumer Staples	4.35%
Energy	2.67%
Financial Services	9.47%
Healthcare	13.26%
Materials & Processing	5.26%
Other Energy	0.68%
Producer Durables	31.76%
Technology	16.65%
Utilities	2.19%
Short-Term Investment	4.54%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Blend Trust-Small-Cap Blend Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.84%
Sykes Enterprises, Inc.	2.64%
Watsco, Inc.	2.52%
EXCO Resources, Inc.	2.33%
FTI Consulting, Inc.	2.21%
Kforce, Inc.	2.09%
Knight Transportation, Inc.	1.92%
Comstock Resources, Inc.	1.91%
Solera Holdings, Inc.	1.90%
PerkinElmer, Inc.	1.88%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.24%
Consumer Staples	3.42%
Energy	5.38%
Financial Services	14.90%
Healthcare	15.51%
Materials & Processing	8.10%
Producer Durables	26.10%
Technology	11.98%
Short-Term Investment	3.37%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc.-Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Hexcel Corp.	2.06%
Financial Federal Corp.	1.93%
Curtiss-Wright Corp.	1.76%
Plexus Corp.	1.75%
Reliance Steel & Aluminum Co.	1.64%
Bristow Group, Inc.	1.55%
Baldor Electric Co.	1.54%
Cabot Corp.	1.50%
Chicago Bridge & Iron Co. NV	1.48%
Dress Barn, Inc. (The)	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.43%
Consumer Staples	2.05%
Energy	5.12%
Financial Services	19.59%
Healthcare	8.39%
Materials & Processing	16.45%
Producer Durables	27.71%
Technology	8.33%
Utilities	2.13%
Short-Term Investment	1.80%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust-Value Opportunities Fund

Ten Largest Holdings	% of Investments
Dress Barn, Inc. (The)	2.63%
Comerica, Inc.	2.39%
First Financial Bancorp	2.14%
Humana, Inc.	1.94%
Albemarle Corp.	1.62%
Plexus Corp.	1.61%
Alliance Data Systems Corp.	1.51%
Commerce Bancshares, Inc.	1.48%
KeyCorp	1.42%
Sapient Corp.	1.41%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.52%
Consumer Staples	2.65%
Energy	5.27%
Financial Services	22.07%
Healthcare	12.65%
Materials & Processing	6.95%
Producer Durables	16.61%
Technology	12.23%
Utilities	2.81%
Short-Term Investment	5.24%

Total	100.00%

* A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2010